SEGMENT INFORMATION (Net sales and long lived assets by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Net sales	$ 11,454,807	$ 9,700,296	$ 7,223,975
Non-current assets	6,830,133	6,442,332	4,978,534
Mexico
Disclosure of geographical areas [line items]
Net sales	6,345,137	5,629,267	4,491,761
Non-current assets	4,093,288	4,042,914	4,108,539
Southern region
Disclosure of geographical areas [line items]
Net sales	1,941,168	2,316,444	1,867,622
Non-current assets	1,071,705	643,411	634,048
Brazil and other markets
Disclosure of geographical areas [line items]
Net sales	3,168,502	1,754,585
Non-current assets	$ 1,665,140	$ 1,756,007
Other markets
Disclosure of geographical areas [line items]
Net sales			864,592
Non-current assets			$ 235,947